Leases (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Operating lease description	The leased facility included office space (44,988 square feet), hangar A (28,480 square feet), hangar B (11,900 square feet), and land (approximately 238,000 square feet). The term of the lease commenced on November 21, 2018 and extends through November 20, 2033. Pursuant to the agreement, the base rental payments for the first five years will be abated, provided that the Company prepays the rent in each period and achieves an increasing level of financial commitments, measured annually on March 31st of each of the first five years of the lease. The Company can qualify for an additional five years (years six through ten of the term) of abatements which are contingent upon the Company achieving its commitments through the first five years of the lease and maintaining or exceeding those year five commitment levels in years six through year ten of the term
Operating lease, discount rate	11.90%
Short-term lease discount rate	8.00%
Operating sublease description	For the Texas sublease, which is greater than 10 years, the Company elected to use a 15.0% discount rate.
Minimum lease payments for lease agreements executed but not commenced	$ 1.6
Minimum [Member]
Shorter-term operating leases, term	2 years
Maximum [Member]
Shorter-term operating leases, term	5 years